SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Product revenues and segment profit (loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Segment reporting
Number of operating segment | segment	2	2
Net revenues	¥ 14,948,129	$ 2,105,399	¥ 13,516,698	¥ 12,425,902
Cost of products sold	(14,099,151)	$ (1,985,824)	(12,676,722)	(11,804,807)
Segment profit	848,978		839,976	621,095
Product
Segment reporting
Net revenues	14,841,910		13,403,436	12,331,705
Service
Segment reporting
Net revenues	106,219		113,262	94,197
MP Service
Segment reporting
Net revenues	70,271		68,477	52,309
Other Services
Segment reporting
Net revenues	35,948		44,785	41,888
B2C segment
Segment reporting
Cost of products sold	(297,979)		(345,065)	(413,333)
Segment profit	79,384		96,463	109,418
B2C segment | Product
Segment reporting
Net revenues	357,975		408,305	491,855
B2C segment | Service
Segment reporting
Net revenues	19,388		33,223	30,896
B2B segment
Segment reporting
Cost of products sold	(13,801,172)		(12,331,657)	(11,391,474)
Segment profit	769,594		743,513	511,677
B2B segment | Product
Segment reporting
Net revenues	14,483,935		12,995,131	11,839,850
B2B segment | Service
Segment reporting
Net revenues	¥ 86,831		¥ 80,039	¥ 63,301